NAME OF REGISTRANT:
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
File No. 811-05583
EXHIBIT ITEM: Legal Proceedings (Item B.11.a)
Case Summary:
Puerto Rico GO Bond Adversary Proceeding.  Certain Franklin
Templeton mutual funds (the ?Funds?) that held bonds issued by the Commonwealth of Puerto Rico have been named as defendants in an adversary proceeding brought by the Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of Puerto Rico in Puerto Rico?s pending bankruptcy proceeding. Plaintiffs in the matter are attempting to invalidate up to $9 billion in debt issued by Puerto Rico (the ?Challenged Bonds?). The Challenged Bonds are primarily Puerto
Rico General Obligation and Public Building Authority bonds. Plaintiffs argue that it was unconstitutional for Puerto Rico to issue the debt in the first place and are seeking to recover principal and interest paid on those Challenged Bonds over an undetermined period of time between 2013 and 2017. While none of the Funds currently hold any of the Challenged Bonds, they received interest payments from Puerto Rico between 2013 and 2017. The adversary proceeding has been stayed and is expected to be dismissed pursuant to Puerto Rico?s Plan of Adjustment
(bankruptcy plan), if confirmed, without the former bondholders owing any principal or interest.

Case or Docket Information:
The Special Claims Committee of the Financial Oversight and
Management Board for Puerto Rico, et al. v. Defendants 1D ? 73D
Case Number: 19-00288-LTS; Forum: United States Bankruptcy
Court for the District of Puerto Rico; Adversary Complaint filed
May 2, 2019 (certain Franklin Templeton funds have received service of the Adversary Complaint, although the identities of the defendants are currently under seal)

Funds Involved:
The funds that have received the summons and complaint are:
Franklin Municipal Securities Trust - Franklin Tennessee Municipal Bond Fund, Franklin California High Yield Municipal Fund; Franklin Tax-Free Trust - Franklin Ohio Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin
Oregon Tax- Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Pennsylvania Tax Free Income Fund; Franklin California Tax-Free Income Fund, Franklin Double Tax-Free Income Fund (closed); Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund, Franklin Mutual Global Discovery VIP Fund; Franklin Mutual Global Discovery Fund (Canadian Fund); Franklin Mutual Series Funds - Franklin Mutual Quest Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Shares Fund, Franklin Mutual Beacon Fund.

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